Disposal of Subsidiaries (Tables)	12 Months Ended
May 31, 2012
Mingshitang [Member]
Schedule of Loss on Disposal of Subsidiaries	loss on disposal was derived as follows:

US$

Cash consideration	460

Less:
Assets	2,738
Liabilities	(1,484)
Noncontrolling interest	383

Disposal loss	(1,177)

Tomorrow Oriental [Member]
Schedule of Loss on Disposal of Subsidiaries	loss on disposal was derived as follows:

US$

Cash consideration	1,127

Less:
Assets	1,969
Liabilities	(482)

Disposal loss	(360)